UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     October 24, 2001

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        40

Form 13F Information Table Value Total:        $140,630

List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     1188   340400 SH       SOLE                                     340400
ABBOTT LABS COM                COM              002824100      275     5300 SH       SOLE                                       5300
AMERICAN INTL GROUP COM        COM              026874107     6544    83895 SH       SOLE                                      83895
AMGEN INC COM                  COM              031162100     4875    82950 SH       SOLE                                      82950
AVERY DENNISON CORP COM        COM              053611109     5183   109562 SH       SOLE                                     109562
BED BATH & BEYOND INC COM      COM              075896100     2890   113500 SH       SOLE                                     113500
BICO INC COM                   COM              088766100        1    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     3932   116575 SH       SOLE                                     116575
CISCO SYS INC COM              COM              17275R102     2320   190483 SH       SOLE                                     190483
CITIGROUP INC COM              COM              172967101      724    17868 SH       SOLE                                      17868
COLGATE PALMOLIVE CO COM       COM              194162103      280     4800 SH       SOLE                                       4800
DU PONT E I DE NEMOURS COM     COM              263534109      880    23447 SH       SOLE                                      23447
EXXON MOBIL CORP COM           COM              30231G102     7696   195318 SH       SOLE                                     195318
GENERAL DYNAMICS CORP COM      COM              369550108     5577    63150 SH       SOLE                                      63150
GENERAL ELEC CO COM            COM              369604103     6405   172175 SH       SOLE                                     172175
HOME DEPOT INC COM             COM              437076102     5042   131400 SH       SOLE                                     131400
HOUSEHOLD INTL INC COM         COM              441815107      440     7806 SH       SOLE                                       7806
ILLINOIS TOOL WKS INC COM      COM              452308109     4766    88085 SH       SOLE                                      88085
INTEL CORP COM                 COM              458140100     4727   231240 SH       SOLE                                     231240
INTERNATIONAL BUS MACH COM     COM              459200101     4196    45747 SH       SOLE                                      45747
JOHNSON & JOHNSON COM          COM              478160104     9203   166124 SH       SOLE                                     166124
MARSH & MCLENNAN COS COM       COM              571748102     3375    34900 SH       SOLE                                      34900
MEDTRONIC INC COM              COM              585055106     6155   141491 SH       SOLE                                     141491
MERCK & CO INC COM             COM              589331107     5557    83433 SH       SOLE                                      83433
MICROSOFT CORP COM             COM              594918104     3755    73380 SH       SOLE                                      73380
MORGAN STAN DEAN WITTR COM     COM              617446448     3955    85330 SH       SOLE                                      85330
PEPSICO INC COM                COM              713448108      267     5500 SH       SOLE                                       5500
PFIZER INC COM                 COM              717081103     5852   145940 SH       SOLE                                     145940
SBC COMMUNICATIONS INC COM     COM              78387G103     6135   130204 SH       SOLE                                     130204
SCHWAB CHARLES CP COM          COM              808513105     3553   308927 SH       SOLE                                     308927
SUN MICROSYSTEMS INC COM       COM              866810104     2740   331334 SH       SOLE                                     331334
T ROWE PRICE GROUP INC         COM              74144T108     3458   118025 SH       SOLE                                     118025
TYCO INTL LTD COM              COM              902124106      354     7775 SH       SOLE                                       7775
VERIZON COMMUNICATIONS COM     COM              92343V104      496     9164 SH       SOLE                                       9164
VULCAN MATLS CO COM            COM              929160109     2944    68157 SH       SOLE                                      68157
WAL MART STORES INC COM        COM              931142103      237     4794 SH       SOLE                                       4794
WALGREEN CO COM                COM              931422109      300     8700 SH       SOLE                                       8700
WELLS FARGO & CO COM           COM              949746101     6444   144971 SH       SOLE                                     144971
BP P L C SPONSORED ADR         ADR              055622104     5397   109767 SH       SOLE                                     109767
NOKIA CORP SPONSORED ADR       ADR              654902204     2514   160650 SH       SOLE                                     160650